SUMMARY OF COMPONENTS OF DISCONTINUED OPERATIONS FOR DISPOSED SUBSIDIARY (Details) - USD ($)	3 Months Ended		9 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Revenues				$ 2,500
Loss from discontinued operations		$ (166)		$ (1,959)
Loss per share from discontinued operations - Basic		$ (0.00)		$ (0.00)
Loss per share from discontinued operations - Diluted		$ (0.00)		$ (0.00)
Current and total assets
Current and total liabilities